UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Libra Advisors, LLC

Address:    909 Third Avenue
            29th Floor
            New York, NY 10022

13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ranjan Tandon
Title:      Managing Member
Phone:      (212) 350-5125

Signature, Place and Date of Signing:


/s/ Ranjan Tandon              New York, New York            November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $414,191
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-10574               Libra Associates, LLC

2.    028-10573               Libra Fund, L.P.
----  -------------------     ------------------------------

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6       COL 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION      MNGRS  SOLE      SHR NONE
--------------                --------------     -----       -------   -------   --- ----  ----------      -----  ----      --- ----
ABM INDS INC                  COM               000957100    4,270       197,774 SH        Shared-Defined  1,2      197,774
ADVANTAGE OIL & GAS LTD       COM               00765F101    4,505       713,400 SH        Shared-Defined  1,2      713,400
AGNICO EAGLE MINES LTD        COM               008474108   25,299       356,001 SH        Shared-Defined  1,2      356,001
ANGLOGOLD ASHANTI LTD         SPONSORED ADR     035128206    3,631        78,531 SH        Shared-Defined  1,2       78,531
ARBITRON INC                  COM               03875Q108    6,373       227,835 SH        Shared-Defined  1,2      227,835
BANRO CORP                    COM               066800103   10,266     4,515,840 SH        Shared-Defined  1,2    4,515,840
BARRICK GOLD CORP             COM               067901108    3,472        75,000 SH        Shared-Defined  1,2       75,000
BIG LOTS INC                  COM               089302103   10,712       322,163 SH        Shared-Defined  1,2      322,163
BRIGUS GOLD CORP              COM               109490102    1,622     1,000,000 SH        Shared-Defined  1,2    1,000,000
CAPITAL GOLD CORP             COM NEW           14018Y205    5,431     1,129,355 SH        Shared-Defined  1,2    1,129,355
CHINA MOBILE LIMITED          SPONSORED ADR     16941M109   24,512       564,000 SH        Shared-Defined  1,2      564,000
CLAUDE RES INC                COM               182873109    4,711     3,108,600 SH        Shared-Defined  1,2    3,108,600
COTT CORP QUE                 COM               22163N106       79        10,000 SH        Shared-Defined  1,2       10,000
DARDEN RESTAURANTS INC        COM               237194105   14,453       337,854 SH        Shared-Defined  1,2      337,854
EBAY INC                      COM               278642103   11,873       486,600 SH        Shared-Defined  1,2      486,600
EQUAL ENERGY LTD              COM               29390Q109    3,399       735,000 SH        Shared-Defined  1,2      735,000
EXETER RES CORP               COM               301835104   10,320     1,583,000 SH        Shared-Defined  1,2    1,583,000
GAMMON GOLD INC               COM               36467T106   37,249     5,331,440 SH        Shared-Defined  1,2    5,331,440
GOLDCORP INC NEW              COM               380956409    3,553        81,800 SH        Shared-Defined  1,2       81,800
GOLDEN STAR RES LTD CDA       COM               38119T104    6,747     1,368,644 SH        Shared-Defined  1,2    1,368,644
GRAN TIERRA ENERGY INC        COM               38500T101    2,557       331,500 SH        Shared-Defined  1,2      331,500
GREAT BASIN GOLD LTD          COM               390124105   20,972     8,634,629 SH        Shared-Defined  1,2    8,634,629
INTERNATIONAL TOWER HILL MIN  COM               46050R102    1,253       200,000 SH        Shared-Defined  1,2      200,000
KEEGAN RES INC                COM               487275109    7,646     1,005,100 SH        Shared-Defined  1,2    1,005,100
KINROSS GOLD CORP             COM NO PAR        496902404   31,022     1,654,429 SH        Shared-Defined  1,2    1,654,429
KIRBY CORP                    COM               497266106      601        15,000 SH        Shared-Defined  1,2       15,000
LEXMARK INTL NEW              CL A              529771107   23,560       528,015 SH        Shared-Defined  1,2      528,015
LINCARE HLDGS INC             COM               532791100   13,766       548,899 SH        Shared-Defined  1,2      548,899
MICROSOFT CORP                COM               594918104   20,285       828,300 SH        Shared-Defined  1,2      828,300
MINEFINDERS LTD               COM               602900102    4,796       490,470 SH        Shared-Defined  1,2      490,470
MONSANTO CO NEW               COM               61166W101    7,046       147,000 SH        Shared-Defined  1,2      147,000
NEWMONT MINING CORP           COM               651639106    6,843       108,944 SH        Shared-Defined  1,2      108,944
O REILLY AUTOMOTIVE INC       COM               686091109    6,852       128,795 SH        Shared-Defined  1,2      128,795
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104    5,876       119,749 SH        Shared-Defined  1,2      119,749
QUATERRA RES INC              COM               747952109    2,763     2,015,767 SH        Shared-Defined  1,2    2,015,767
RUBICON MINERALS CORP         COM               780911103    7,154     1,740,900 SH        Shared-Defined  1,2    1,740,900
SILVER WHEATON CORP           COM               828336107   12,510       469,518 SH        Shared-Defined  1,2      469,518
SK TELECOM LTD                SPONSORED ADR     78440P108    6,476       370,700 SH        Shared-Defined  1,2      370,700
SONDE RES CORP                COM               835426107    1,076       356,000 SH        Shared-Defined  1,2      356,000
TASEKO MINES LTD              COM               876511106    9,108     1,765,558 SH        Shared-Defined  1,2    1,765,558
VIMPELCOM LTD                 SPONSORED ADR     92719A106    4,090       275,405 SH        Shared-Defined  1,2      275,405
YAMANA GOLD INC               COM               98462Y100   25,168     2,208,500 SH        Shared-Defined  1,2    2,208,500
GOLDCORP INC NEW              *W EXP 06/09/201  380956177      294        57,000 SH        Shared-Defined  1,2       57,000

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